Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

In thousands of USD	Office Equipment	IT Equipment	Total
COST
Balance as of January 1, 2019	—	4	4
Contributions from the Parent Group	79	119	198
Additions	—	56	56
Retirements		(4)	(4)
Balance as of December 31, 2019	79	175	254
Additions	27	66	93
Retirements		(38)	(38)
Foreign exchange difference	8	17	25
Balance as of December 31, 2020	114	220	334
Additions	—	57	57
Retirements	—	—	—
Foreign exchange difference	(4)	(8)	(12)
Balance as of December 31, 2021	110	269	379

ACCUMULATED DEPRECIATION
Balance as of January 1, 2019	—	2	2
Retirements	—	(2)	(2)
Depreciation expense	16	45	61
Foreign exchange difference	—	1	1
Balance as of December 31, 2019	16	46	62
Retirements	—	(38)	(38)
Depreciation expense	32	92	124
Foreign exchange difference	3	10	13
Balance as of December 31, 2020	51	110	161
Retirements	—	—	—
Depreciation expense	42	127	169
Foreign exchange difference	(1)	(1)	(2)
Balance as of December 31, 2021	92	236	328

CARRYING AMOUNT
as of January 1, 2019	—	2	2
as of December 31, 2019	63	129	192
as of December 31, 2020	63	110	173
as of December 31, 2021	18	33	51